ANNUAL REPORT
                           February 28, 2003 Audited

 To Our Shareholders and Friends:

     It has been a challenging year as the nation confronted terrorist threats with military and civilian responses. Virtually every sector of our economy has been affected, as resources were redirected to deal with an uncertainty not previously known in this country. Corporations responded to the new uncertainty by slashing their capital expenditures. Higher energy prices were caused, in part, by disruptions in producer nations and also by the demands of an unusually severe winter. The equities market saw its third consecutive year of decline, and interest rates declined to levels not seen in a generation. While we cannot control the external forces that shape the business climate, we responded to the situation in a manner that demonstrated the funds' resilience. Lake Forest Core Equity Fund paid a small income dividend last year and maintained its portfolio of mainstream corporations that we believe will double in value during the next five years. Portfolio turnover was a low 0.73%. Proposed lower dividend taxation will benefit this fund.

     Lake Forest Money Market Fund's goal is to provide investors preservation of capital and liquidity. Its portfolio of U.S. Government Securities provides very high credit quality, and the very short (one-day) maturity is the very definition of liquidity. LFMXX does not need to resort to the sale of assets in secondary markets to meet redemptions. Its total return during past fiscal year was 1.26%, compared to 2.91% the year before and 6.23% the year before that. At this point in the business cycle, when interest rates are at a forty-year low, the fund is uniquely positioned to benefit from the next business expansion. Its short-term portfolio will immediately capture rising market rates without impairing liquidity. Exchange privileges with Lake Forest Core Equity Fund and electronic transfers are available without charge. We hope that you will take time to review the information provided in this report, and that you will recognize we are working hard to justify your confidence in Lake Forest Funds.

Irving V. Boberski, Ph.D.
Chief Executive Officer

Lake Forest Core Equity Fund (LFCEX) $12,934.62
Value of a $10,000 Investment vs. S&P 500 (SPX) $19,699

                             LFCEX                     S&P 500

     2/28/95    1,000.00    10,000.00         487.39    10,000.00
     2/29/96    1,185.88    11,858.80         640.43    13,139.99
     2/28/97    1,430.82    14,308.20         790.82    16,225.61
     2/28/98    1,872.50    18,725.00       1,049.34    21,529.78
     2/28/99    2,142.47    21,424.70       1,238.33    25,407.37
     2/29/00    2,338.76    23,387.60       1,366.42    28,035.45
     2/28/01    2,010.82    20,108.20       1,239.94    25,440.41
     2/28/02    1,774.25    17,742.53       1,106.73    22,707.28
     2/28/03    1,293.46    12,934.62       1,969.90    19,699.00


                                    Average Annual Total Return, %
                        1 year        5 years      Since Inception
                        -27.62         -7.13           3.30

Past performance is not predictive of future performance. Data do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------

COMMON STOCKS - 99.65%                                       SHARES       VALUE

AIRCRAFT - 0.30%
Northrop Grumman Corp.                                          172     $ 14,912
                                                                       ---------
BEVERAGES - 8.49%
PepsiCo, Inc.                                                11,200      429,184
                                                                       ---------
CHEMICAL & ALLIED PRODUCTS - 1.22%
Dow Chemical Co.                                              2,255       61,562
                                                                       ---------
COMPUTER COMMUNICATION EQUIPMENT - 9.12%
Cisco Systems, Inc. (a)                                      33,000      461,340
                                                                       ---------
COMPUTERS & OFFICE EQUIPMENT - 2.42%
Hewlett-Packard Co.                                           3,795       60,151
International Business Machines Corp.                           800       62,360
                                                                       ---------
                                                                         122,511
                                                                       ---------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
(NO COMPUTER EQUIPMENT) - 7.13%
General Electric Co.                                         15,000      360,750
                                                                       ---------
FINANCE SERVICES - 0.73%
Morgan Stanley Dean Witter & Co.                              1,000       36,850
                                                                       ---------
GRAIN MILL PRODUCTS - 2.03%
General Mills, Inc.                                           2,400      102,888
                                                                       ---------
GUIDED MISSILES & SPACE VEHICLES & PARTS - 4.52%
Lockheed Martin Corp.                                         5,000      228,600
                                                                       ---------
MOTOR VEHICLES & PASSENGER CAR BODIES - 1.90%
Ford Motor Co.                                                7,517       62,541
General Motors Corp.                                          1,000       33,770
                                                                       ---------
                                                                          96,311
                                                                       ---------
NATIONAL COMMERCIAL BANKS - 6.41%
Mellon Financial Corp.                                       14,400      324,144
                                                                       ---------
PETROLEUM REFINING - 7.50%
BP Amoco Plc. (c)                                             5,292      201,678
ChevronTexaco Corp.                                           2,772      177,879
                                                                       ---------
                                                                         379,557
                                                                       ---------
PHARMACEUTICAL PREPARATIONS - 18.28%
Eli Lilly and Co.                                             5,000      282,800
Johnson & Johnson                                             6,000      314,700
Pharmacia Corp.                                               4,500      185,940
Wyeth                                                         4,000      141,000
                                                                       ---------
                                                                         924,440
                                                                       ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.65% - CONTINUED                          SHARES     VALUE

PLASTIC MAIL, SYNTH RESIN/RUBBER, CELLULOS
(NO GLASS) - 2.54%
DuPont (EI) de NeMours & Co.                                3,500     $  128,345
                                                                       ---------
SECURITY BROKERS, DEALERS & FLOTATION
COMPANIES - 1.37%
Goldman Sachs Group, Inc.                                   1,000         69,450
                                                                       ---------
SEMICONDUCTORS & RELATED DEVICES - 4.95%
Intel Corp.                                                12,000        207,000
Texas Instruments, Inc.                                     2,600         43,550
                                                                       ---------
                                                                         250,550
                                                                       ---------
SERVICES - PREPACKAGED SOFTWARE - 5.62%
Microsoft Corp.                                            12,000        284,400
                                                                       ---------
SOAP, DETERGENT, CLEANING PREPARATIONS,
PERFUMES, COSMETICS - 9.71%
Procter & Gamble, Inc.                                      6,000        491,160
                                                                       ---------
STATE COMMERCIAL BANK - 5.41%
Bank of New York, Inc.                                     12,000        273,360
                                                                       ---------
TOTAL COMMON STOCKS
(COST $5,037,022)                                                      5,040,314
                                                                       ---------
GOVERNMENT SECURITIES - 0.14%
Federal Home Loan Discount Note, 0%,
3/3/2003

TOTAL GOVERNMENT SECURITIES
(COST $6,999)                                                              6,999
                                                                       ---------

MONEY MARKET SECURITIES - 0.00%
First American Treasury Obligation,
0.63%, (Cost $18) (b)                                          18             18
                                                                       ---------

TOTAL INVESTMENTS
(COST $5,044,040) - 99.79%                                            $5,047,331
                                                                       ---------

OTHER ASSETS LESS LIABILITIES - 0.21%                                     10,507
                                                                       ---------

TOTAL NET ASSETS - 100.00%                                            $5,057,838
                                                                       =========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.
(c) American Depository Receipt.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         LAKE FOREST MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
GOVERNMENT SECURITIES - 100.03%
Federal Home Loan Bank Discount
Note, 1.30%, 3/3/2003                                6,669,000       $6,668,518

TOTAL GOVERNMENT SECURITIES

MONEY MARKET - 0.01%
First American Treasury Obligation,
0.63% (Cost $529) (a)                                      529              529
                                                                     -----------
TOTAL INVESTMENTS
(COST $6,669,047) - 100.04%                                          $6,669,047
                                                                     -----------

LIABILITIES IN EXCESS OF CASH AND
OTHER ASSETS - (0.04)%                                                   (2,625)
                                                                     -----------

TOTAL NET ASSETS - 100.00%                                           $6,666,422
                                                                     ==========
(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                                    CORE            MONEY
                                                   EQUITY           MARKET
ASSETS
Investments in securities, at value               $ 5,047,332       $ 6,669,047
(cost $5,044,040 and $6,669,047,
respectively) [Note 2]
Cash                                                       --             2,890
Dividends receivable                                   15,065                --
Receivable for fund shares sold                           350                --
                                                  -----------       -----------
TOTAL ASSETS                                        5,062,747         6,671,937
                                                  -----------       -----------
LIABILITIES
Accrued advisory fees [Note 3]                          4,909             3,094
Redemptions payable                                        --             2,250
Other payables and accrued expenses                        --               171
TOTAL LIABILITIES                                       4,909             5,515
                                                  -----------       -----------
NET ASSETS                                        $ 5,057,838       $ 6,666,422
                                                  -----------       -----------
NET ASSETS CONSIST OF:
Paid in capital                                     7,394,683         6,666,422
Accumulated net investment
income (loss)                                          36,961                --
Accumulated net realized gain
(loss) on investments                              (2,377,098)               --
Net unrealized appreciation
(depreciation) on investments                           3,292                --
                                                  -----------       -----------
Net Assets:
Applicable to 295,423 and 6,681,511
shares outstanding, respectively                  $ 5,057,838       $ 6,666,422
                                                  ===========       ===========
NET ASSET VALUE
Offering price and redemption
price per share                                   $     17.12       $      1.00
                                                  ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                   LAKE FOREST FUNDS STATEMENTS OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                                                    CORE                MONEY
                                                    EQUITY              MARKET
INVESTMENT INCOME
Dividend income                                   $   129,882       $        --
Interest income                                           661           104,447
                                                  -----------       -----------
TOTAL INCOME                                          130,543           104,447
                                                  -----------       -----------

EXPENSES
Investment advisor fee                                 93,582            34,343
Miscellaneous expense*                                     --            10,089
                                                  -----------       -----------
TOTAL EXPENSES                                         93,582            44,432
Reimbursed expenses                                        --           (17,172)
                                                  -----------       -----------
Total operating expenses                               93,582            27,260
                                                  -----------       -----------
NET INVESTMENT INCOME (LOSS)                           36,961            77,187
                                                  -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
investment securities                              (2,310,266)               --
Change in net unrealized
appreciation (depreciation)
on investment securities                             (226,841)               --
                                                  -----------       -----------
Net realized and unrealized gain
(loss) on investment securities                    (2,537,107)               --
                                                  -----------       -----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                  $(2,500,146)      $    87,276
                                                  ===========       ===========
* See Note 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED        YEAR ENDED
                                                    FEB. 28,         FEB. 28,
                                                     2003              2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)                     $     36,961      $    (37,147)
Net realized gain (loss) on
investment securities                              (2,310,266)         (145,269)
Change in net unrealized appreciation
(depreciation)                                       (226,841)       (1,269,621)
                                                  -----------       -----------
Net increase (decrease) in net assets
resulting from operations                          (2,500,146)       (1,452,037)
                                                  -----------       -----------
DISTRIBUTIONS
From net investment income                            (12,111)               --
From net realized gain                                     --                --
                                                  -----------       -----------
Total distributions                                   (12,111)               --
                                                  -----------       -----------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                             288,989           487,239
Reinvestment of distributions                          11,977                --
Amount paid for shares repurchased                 (3,043,836)       (1,244,493)
                                                  -----------       -----------
Net increase (decrease) in net assets
resulting from share transactions                  (2,742,870)         (757,254)
                                                  -----------       -----------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                         (5,255,127)       (2,209,291)
                                                  -----------       -----------

NET ASSETS
Beginning of period                                10,312,965        12,522,256
                                                  -----------       -----------
End of period [including accumulated
net investment income (loss)
of $36,961 and $0, respectively]                  $ 5,057,838       $10,312,965
                                                  ===========       ===========
CAPITAL SHARE TRANSACTIONS
Shares sold                                            14,145            19,524
Shares issued in reinvestment
of distributions                                          649                --
Shares repurchased                                   (154,554)          (50,602)
                                                  -----------       -----------
Net increase (decrease) from
capital transactions                                 (139,760)          (31,078)
                                                  ===========       ===========
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                          LAKE FOREST MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED       YEAR ENDED
                                                      FEB. 28,        FEB. 28,
                                                        2003            2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)                      $    77,187       $   245,086
Net realized gain (loss) on
investment securities                                      --                --
Change in net unrealized
appreciation (depreciation)                                --                --
                                                  -----------       -----------
Net increase (decrease) in net
assets resulting from operations                       77,187           245,086
                                                  -----------       -----------
DISTRIBUTIONS
From net investment income                            (77,187)         (245,086)
Return of capital                                     (10,089)               --
                                                  -----------       -----------
Total distributions                                   (87,276)         (245,086)
                                                  -----------       -----------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold*                          2,845,713         1,713,732
Reinvestment of distributions                          83,202           243,825
Amount paid for shares repurchased                 (3,445,320)       (3,349,795)
                                                  -----------       -----------
Net increase (decrease) in net
assets
resulting from share transactions                    (519,405)       (1,392,238)
                                                  -----------       -----------
TOTAL INCREASE (DECREASE)
IN NET ASSETS                                        (529,494)       (1,392,238)
                                                  -----------       -----------
NET ASSETS
Beginning of period                                 7,195,916          8,588,15
                                                  -----------       -----------
End of period                                     $ 6,666,422       $ 7,195,916
                                                  ===========       ===========
CAPITAL SHARE TRANSACTIONS
Shares sold                                         2,847,713         1,713,732
Shares issued in reinvestment of
distributions                                          83,202           243,825
Shares repurchased                                 (3,445,320)       (3,349,795)
                                                  ===========       ===========

Net increase (decrease) from
capital transactions                                 (514,405)       (1,392,238)
                                                  ===========       ===========

* See Note 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                          LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  YEAR              YEAR           YEAR            YEAR               YEAR
                                                  ENDED             ENDED          ENDED           ENDED              ENDED
                                              FEB. 28, 2003    FEB. 28, 2002    FEB. 28, 2001    FEB. 29, 2000    FEB. 28, 1999
                                              -------------    -------------    -------------    -------------    -------------
SELECTED PER SHARE DATA
Net asset value, beginning of year                 $  23.70        $   26.86       $    31.66       $    29.23       $    25.89
                                              -------------    -------------    -------------    -------------    -------------
Income from investment operations:
Net investment income                                  0.10            (0.08)            0.02             0.18             0.22
Net realized and unrealized gain (loss)               (6.64)           (3.08)           (4.40)            2.58             3.40
                                              -------------    -------------    -------------    -------------    -------------
Total from investment operations                      (6.54)           (3.16)           (4.38)            2.76             3.62
                                              -------------    -------------    -------------    -------------    -------------
Distributions to shareholders:
From net investment income                            (0.04)            0.00            (0.21)           (0.18)           (0.27)
From net realized gain                                 0.00             0.00            (0.21)           (0.15)            0.00
Return of capital                                      0.00             0.00             0.00             0.00            (0.01)
                                              -------------    -------------    -------------    -------------    -------------
Total distributions                                   (0.04)            0.00            (0.42)           (0.33)           (0.28)
                                              -------------    -------------    -------------    -------------    -------------

Net asset value, end of year                       $  17.12        $   23.70    $       26.86    $       31.66    $       29.23
                                              =============    =============    =============    =============    =============

TOTAL RETURN                                         (27.62)%         (11.76)%         (14.02)%           9.33%           14.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)                 $  5,058         $ 10,313       $   12,522       $   15,983       $   11,425
Ratio of expenses to average net assets [Note          1.25%            1.87%            1.25%            1.25%            1.25%
3]
Ratio of net investment income to average net          0.49%            0.33%            0.07%            0.58%            0.81%
assets
Portfolio turnover rate                                0.73%            0.32%           19.65%            3.71%            0.00%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  YEAR              YEAR           YEAR            YEAR               YEAR
                                                  ENDED             ENDED          ENDED           ENDED              ENDED
                                              FEB. 28, 2003    FEB. 28, 2002    FEB. 28, 2001    FEB. 29, 2000    FEB. 28, 1999
                                              -------------    -------------    -------------    -------------    -------------
SELECTED PER SHARE DATA
Net asset value, beginning of year                 $   1.00        $    1.00         $   1.00         $   1.00         $   1.00
                                              -------------    -------------    -------------    -------------    -------------
Income from investment operations:
Net investment income                                  0.01             0.03             0.06             0.05             0.05
Net realized and unrealized gain (loss)                0.00             0.00             0.00             0.00             0.00
                                              -------------    -------------    -------------    -------------    -------------
Total from investment operations                       0.01             0.03             0.06             0.05             0.05
                                              -------------    -------------    -------------    -------------    -------------
Distributions to shareholders:
From net investment income                            (0.01)           (0.03)           (0.06)           (0.05)           (0.05)
From net realized gain                                 0.00             0.00             0.00             0.00             0.00
                                              -------------    -------------    -------------    -------------    -------------
Total distributions                                   (0.01)           (0.03)           (0.06)           (0.05)           (0.05)
                                              -------------    -------------    -------------    -------------    -------------
Net asset value, end of year                      $    1.00        $    1.00       $     1.00        $    1.00        $    1.00
                                              =============    =============    =============    =============    =============
TOTAL RETURN                                          1.26%            2.91%            6.23%            5.08%            5.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)                 $ 6,666          $ 7,196            $8,588          $9,708          $11,469
Ratio of expenses to average net assets [Note 3]     0.50%             0.50%             0.50%           0.50%            0.50%

Ratio of expenses to average net assets
after reimbursement [Note 3]                         0.25%             0.25%             0.20%           0.13%            0.13%
Ratio of net investment income to average net
assets                                               1.02%             2.74%             5.73%           4.59%            4.67%
Ratio of net investment income to average net
assets after reimbursement                           1.27%             2.99%             6.03%           4.97%             5.04%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends

--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2003 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Trust has an investment advisory agreement with Boberski & Company (the "Adviser"). Irving V. Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser had agreed to cap the fee for the Money Market Fund at 0.25% for an indeterminate period of time. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses except those specified above are paid by the Adviser.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the year ended February 28, 2003, the Adviser has received a fee of $93,582 from the Equity Fund and $34,343 from the Money Market Fund. For the year ended February 28, 2003 the Adviser waived fees of $17,172 for the Money Market Fund.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

As of February 28, 2003 there was an unlimited number of no par value shares of capital stock for each fund. Paid in capital at February 28, 2003



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--------------------------------------------------------------------------------
                                LAKE FOREST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2003 (CONTINUED)
--------------------------------------------------------------------------------


NOTE 4.  CAPITAL SHARE TRANSACTIONS - CONTINUED

were $7,394,683 and $6,666,422, respectively, for the Equity Fund and the Money Market Fund.

Transactions in capital stock were as follows:

                             CORE EQUITY FUND           CORE EQUITY FUND
                                YEAR ENDED                  YEAR ENDED
                             FEBRUARY 28, 2003          FEBRUARY 28, 2002
                           ----------------------     ----------------------
                           Shares       Dollars       Shares       Dollar

Shares sold                    14,145 $   288,989         19,524  $  487,239
                           ----------  ----------     ----------  ----------
Shares issued in
reinvestment
of dividends                      649      11,977             --          --
Shares redeemed              (154,554)  (3,043,83)       (50,602) (1,244,493)
                          ----------- -----------    ----------- -----------
                             (139,760)$ (2,742,87)       (31,078) $ (757,254)
                          =========== ===========    =========== ===========

                                MONEY MARKET              MONEY MARKET
                                 YEAR ENDED                YEAR ENDED
                             FEBRUARY 28, 2003         FEBRUARY 28, 2002
                           --------------------      --------------------
                           Shares       Dollars      Shares        Dollar

Shares sold                 2,847,713 $ 2,847,713      1,713,732 $ 1,713,732
                          ----------- -----------    ----------- -----------
Shares issued in
reinvestment
of dividends                   83.202      83,202        243,825     243,825
Shares redeemed            (3,445,320)  (3,445,32)    (3,349,795) (3,349,795)
                          ----------- -----------    ----------- -----------
                             (514,405) $ (514,405)    (1,392,238)$(1,392,238)
                          =========== ===========    =========== ===========

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

For the year ended February 28, 2003 the Core Equity Fund made distributions of $12,111 from net investment income, and no distributions from capital gains. For the year ended February 28, 2003 the Money Market Fund made monthly distributions totaling $0.01, aggregating $87,276 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS

Purchases and sales, excluding short-term securities, for the year ended February 28, 2003 aggregated $54,468 and $2,038,281, respectively for the Equity Fund.

NOTE 7.  OTHER MATTERS

The Money Market Fund incurred a fraudulent capital stock transaction that resulted in loss to the Fund of $5,000. In addition, the Fund incurred a loss due to a lost account. These accounts were deemed to be unrecoverable and therefore written off in the fiscal year ended February 28, 2003.


                                       14
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          INDEPENDENT AUDITORS REPORT


 To the Shareholders and Board of Trustees The Lake Forest Funds

We have audited the accompanying statement of assets and liabilities of The Lake Forest Funds (comprising, respectively, the Core Equity Fund and the Money Market Fund), including the schedule of portfolio investments, as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended February 29, 2000 and February 28, 1999, were audited by other auditors whose reports expressed unqualified opinions on that financial information.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of February 28, 2003, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Lake Forest Funds as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

HAWKINS, ASH, BAPTIE & COMPANY, LLP GREEN BAY, WISCONSIN
MARCH 28, 2003


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